BlackRock Funds SM	BlackRock Prepared Portfolio 2025
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Prepared Portfolio 2030
BlackRock Asset Allocation Portfolio	BlackRock Prepared Portfolio 2035
BlackRock Energy & Resources Portfolio	BlackRock Prepared Portfolio 2040
BlackRock Exchange Portfolio	BlackRock Prepared Portfolio 2045
BlackRock Global Opportunities Portfolio	BlackRock Prepared Portfolio 2050
BlackRock Health Sciences Opportunities Portfolio	BlackRock Strategic Income Opportunities Portfolio
BlackRock Index Equity Portfolio	BlackRock Total Return Portfolio II
BlackRock International Opportunities Portfolio	BlackRock Funds III
BlackRock Mid-Cap Growth Equity Portfolio	LifePath® Retirement Portfolio
BlackRock Mid-Cap Value Equity Portfolio	LifePath 2020 Portfolio®
BlackRock Money Market Portfolio	LifePath ® 2025 Portfolio
BlackRock Municipal Money Market Portfolio	LifePath 2030 Portfolio®
BlackRock New Jersey Municipal	LifePath ® 2035 Portfolio
Money Market Portfolio	LifePath 2040 Portfolio®
BlackRock North Carolina Municipal	LifePath ® 2045 Portfolio
Money Market Portfolio	LifePath® 2050 Portfolio
BlackRock Ohio Municipal Money Market Portfolio	LifePath® 2055 Portfolio
BlackRock Pennsylvania Municipal	BlackRock Balanced Capital Fund, Inc.
Money Market Portfolio	BlackRock Basic Value Fund, Inc.
BlackRock Science & Technology	BlackRock Bond Fund, Inc.
Opportunities Portfolio	BlackRock Total Return Fund
BlackRock Small Cap Core Equity Portfolio	BlackRock High Income Fund
BlackRock Small Cap Growth Equity Portfolio	BlackRock California Municipal Series Trust
BlackRock Small/Mid-Cap Growth Portfolio	BlackRock California Municipal Bond Fund
BlackRock U.S. Opportunities Portfolio	BlackRock Capital Appreciation Fund, Inc.
BlackRock U.S. Treasury Money Market Portfolio	BlackRock Equity Dividend Fund
BlackRock Virginia Municipal Money Market Portfolio	BlackRock EuroFund
BlackRock World Gold Fund	BlackRock Focus Growth Fund, Inc.
BlackRock Funds II	BlackRock Focus Value Fund, Inc.
BlackRock Aggressive Growth Prepared Portfolio	BlackRock Global Allocation Fund, Inc.
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Global Dynamic Equity Fund
BlackRock Bond Portfolio	BlackRock Global Emerging Markets Fund, Inc.
BlackRock Conservative Prepared Portfolio	BlackRock Global Financial Services Fund, Inc.
BlackRock Emerging Market Debt Portfolio	BlackRock Global Growth Fund, Inc.
BlackRock Floating Rate Income Portfolio	BlackRock Global SmallCap Fund, Inc.
BlackRock GNMA Portfolio	BlackRock Healthcare Fund, Inc.
BlackRock Government Income Portfolio	BlackRock Index Funds, Inc.
BlackRock Growth Prepared Portfolio	BlackRock International Index Fund
BlackRock High Yield Bond Portfolio	BlackRock S&P 500 Index Fund
BlackRock Income Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Dividend Income Portfolio	BlackRock International Value Trust
BlackRock Inflation Protected Bond Portfolio	BlackRock International Value Fund
BlackRock Intermediate Government Bond Portfolio	BlackRock Large Cap Series Funds, Inc.
BlackRock International Bond Portfolio	BlackRock Large Cap Core Fund
BlackRock Kentucky Municipal Bond Portfolio	BlackRock Large Cap Core Plus Fund
BlackRock Long Duration Bond Portfolio	BlackRock Large Cap Growth Fund
BlackRock Low Duration Bond Portfolio	BlackRock Large Cap Value Fund
BlackRock Managed Income Portfolio	BlackRock Large Cap Growth Retirement Portfolio
BlackRock Moderate Prepared Portfolio	BlackRock Large Cap Value Retirement Portfolio
BlackRock Multi-Sector Bond Portfolio	BlackRock Large Cap Core Retirement Portfolio
BlackRock Ohio Municipal Bond Portfolio	BlackRock Latin America Fund, Inc.
BlackRock Prepared Portfolio 2015	BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Prepared Portfolio 2020	BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust	BlackRock International Fund
BlackRock New Jersey Municipal Bond Fund	BlackRock Small Cap Growth Fund II
BlackRock New York Municipal Bond Fund	BlackRock Short-Term Bond Series, Inc.
BlackRock Pennsylvania Municipal Bond Fund	BlackRock Short-Term Bond Fund
BlackRock Municipal Bond Fund, Inc.	BlackRock Utilities and
BlackRock High Yield Municipal Fund	Telecommunications Fund, Inc.
BlackRock Municipal Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock National Municipal Fund	BlackRock World Income Fund, Inc.
BlackRock Short-Term Municipal Fund	FDP Series, Inc.
BlackRock Municipal Series Trust	Marsico Growth FDP Fund
BlackRock Intermediate Municipal Fund	MFS Research International FDP Fund
BlackRock Natural Resources Trust	Van Kampen Value FDP Fund
BlackRock Pacific Fund, Inc.	Franklin Templeton Total Return FDP Fund
BlackRock Series, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2011 to the
Statement of Additional Information of each Fund

Effective March 1, 2011, each Fund’s Statement of Additional Information is amended as set forth below:

The section entitled “Investment Risks and Considerations—Securities Lending” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

Securities Lending. Each Fund may lend portfolio securities with a value not exceeding 331/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government or irrevocable letters of credit issued by a bank (other than a borrower of the Fund’s portfolio securities or any affiliate of such borrower), which qualifies as a custodian bank for an investment company under the 1940 Act, which collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Manager may instruct the lending agent (as defined below) to terminate loans and recall securities so that the securities may be voted by a Fund if required by Proxy Voting Guidelines adopted by a Fund. Such notice shall be provided in advance such that a period of time equal to no less than the normal settlement period for the securities in question prior to the record date for the proxy vote or other corporate entitlement is provided.

A Fund receives the equivalent of any income it would have received on the loaned securities. Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower upon the return of the loaned securities. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, a Fund could suffer a loss where the value of the collateral is below the market value of the borrowed securities plus any other receivables from the Borrower along with any transaction costs to repurchase the securities. A Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans.

Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to affiliates of the Fund and to retain an affiliate of the Fund as lending agent. Pursuant to that order, each Fund has retained an affiliated entity of the Manager as the securities lending agent (the “lending agent”) for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, upon the advice of the Manager and on behalf of a Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Manager or its affiliates. Pursuant to the same order, each Fund may invest its uninvested cash in registered money market funds advised by the Manager or its affiliates, or in a private investment company managed by the lending agent. If a Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Fund’s expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Manager’s waiver of a portion of its advisory fee.

A Fund would continue to accrue the equivalent of the same interest or other income on loaned securities that it would have received had the securities not been on loan, and would also earn income on investments made with any cash collateral for such loans. Any cash collateral received by a Fund in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds.

BlackRock Investment Management, LLC (“BIM”), an affiliate of BlackRock, acts as securities lending agent for the Funds and will be paid a fee for the provision of these services, including advisory services with respect to the collateral of the Funds’ securities lending program.

Shareholders should retain this Supplement for future reference.

Code: SAI-MF-0311-SUP